johim13f-24-01-2013
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012

Check here if Amendment [ ];               Amendment Number:
       This Amendment (Check only one):         [ ] is a restatement.
                                                [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                      J O Hambro Investment Management Limited
                           21 St. James Square
                           London SW1Y 4HB


Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Hugh Grootenhuis
Title:        Chief Executive Officer
Phone:        +44 20 7484 7476

Signature, Place, and Date of Signing:


 /s/ Hugh Grootenhuis	      London, England         24/01/2013
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                            0
                                                  -----------------------

Form 13F Information Table Entry Total:                      84
                                                  -----------------------

Form 13F Information Table Value Total:              $964,976 (x 1000)
                                                  -----------------------


List of Other Included Managers:

           NONE

                    J O HAMBRO INVESTMENT MANAGEMENT LIMITED

                            Name of Reporting Manager
                           Form 13F Information Table


Name of Issuer			Type of				Value		Shrs or		Shr/	Investment	Other		Voting Authority
				Class		Cusip		(x$1000)	Prn Amt.	Prn	Discretion	Managers  Sole 	Shared   None
Agco Corporation 		COM		 001084 10 2	 2,584	         52,600		SH	Shared-Defined	  0		          52,600
Airgas Inc			COM		 009363 10 2	26,562	        290,965		SH	Shared-Defined	  0		         290,965
Altria Group Inc		COM		 02209S 10 3	 2,531	         80,500		SH	Shared-Defined	  0		          80,500
Amazon.com Inc 			COM		 023135 10 6	 3,436	         13,695		SH	Shared-Defined	  0		          13,695
American Express Co		COM		 025816 10 9	25,278	        439,778		SH	Shared-Defined	  0		         439,778
American Tower Corporation	COM		 03027x 10 0	13,294	        172,040		SH	Shared-Defined	  0		         172,040
Apache Corporation		COM		 037411 10 5	 1,507		 19,200		SH	Shared-Defined	  0			  19,200
Apple Inc			COM		 037833 10 0	45,421	         85,350		SH	Shared-Defined	  0		          85,350
AT&T Inc			COM		 00206R 10 2	 1,706	         50,615		SH	Shared-Defined	  0		          50,615
Avnet Inc			COM		 053807 10 3	 9,336	        304,991		SH	Shared-Defined	  0		         304,991
B/E Aerospace Inc Com US$0.01	COM		 073302 10 1	10,881	        220,271		SH	Shared-Defined	  0		         220,271
Banco Bradesco SA 		SPON ADR	 059460 30 3	 1,899		109,312		SH	Shared-Defined	  0			 109,312
Bank of America 		COM		 060505 10 4	   478		 41,210		SH	Shared-Defined	  0			  41,210
Berkshire Hathaway		CL B NEW	 084670 70 2	10,330	        115,165		SH	Shared-Defined	  0		         115,165
Brunswick Cap Ltd		COM		 117043 10 9	   557		284,204		SH	Shared-Defined	  0			 284,204
Bunge Ltd			COM		 G16962 10 5	 1,837		 25,273		SH	Shared-Defined	  0			  25,273
Cadiz Inc			COM		 127537 20 7	 3,318		418,912		SH	Shared-Defined	  0			 418,912
Chubb Corporation 		COM		 171232 10 1	   893		 11,860		SH	Shared-Defined	  0		 	  11,860
COMPANHIA ENERGETICA DE MINA	SP ADR N-V PFD	 204409 60 1	 1,359	        125,125		SH	Shared-Defined	  0		         125,125
Cisco Systems			COM		 17275R 10 2	 2,450	        124,700		SH	Shared-Defined	  0		         124,700
Citigroup Inc			COM		 172967 42 4	 1,403		 35,475		SH	Shared-Defined	  0			  35,475
Citrix Systems Inc		COM		 177376 10 0	   769		 11,720		SH	Shared-Defined	  0			  11,720
Coca-Cola			COM		 191216 10 0	17,642	        486,670		SH	Shared-Defined	  0		         486,670
Colgate-Palmolive		COM		 194162 10 3	66,187	        652,262		SH	Shared-Defined	  0		         652,262
Ctrip.com International Ltd	ADS		 22943F 10 0	 1,352		 59,650		SH	Shared-Defined	  0			  59,650
Cummins Inc $2.50		COM		 231021 10 6	19,290	        178,035		SH	Shared-Defined	  0		         178,035
DaVita Inc			COM		 23918K 10 8	 3,554	         32,150		SH	Shared-Defined	  0		          32,150
Dominion Resources Inc 		COM		 25746U 10 9	 7,780	        150,200		SH	Shared-Defined	  0		         150,200
eBay Inc 			COM		 278642 10 3	   938		 18,400		SH	Shared-Defined	  0			  18,400
Eli Lilly & Co			COM		 532457 10 8	21,516		436,260		SH	Shared-Defined	  0			 436,260
E M C Corporation Mass 		COM		 268648 10 2	15,690	        620,160		SH	Shared-Defined	  0		         620,160
Emerson Electric Co		COM		 291011 10 4	 3,326	         62,810		SH	Shared-Defined	  0		          62,810
EOG Resources Inc		COM		 26875P 10 1	17,393	        143,995		SH	Shared-Defined	  0		         143,995
Estee Lauder Co Inc 'A'		CL A		 518439 10 4	 2,762		 46,135		SH	Shared-Defined	  0			  46,135
Express Scripts HL		COM		 30219G 10 8	 1,695		 31,380		SH	Shared-Defined	  0    			  31,380
Exxon Mobil Corporation		COM		 30231G 10 2	 7,392	         85,406		SH	Shared-Defined	  0		          85,406
General Electric Co of America	COM		 369604 10 3	35,314	      1,682,400		SH	Shared-Defined	  0		       1,682,400
Goldcorp Inc			COM		 380956 40 9	 5,476	        149,205		SH	Shared-Defined	  0		         149,205
Goldman Sachs Group 		COM		 38141G 10 4	 1,656		 12,980		SH	Shared-Defined	  0			  12,980
Google Inc 'A'			CL A		 38259P 50 8	35,186		 49,742		SH	Shared-Defined	  0			  49,742
Hanover Insurance Group Inc	COM		 410867 10 5	   678		 17,500		SH	Shared-Defined	  0 			  17,500
Hershey Company (The) 		COM		 427866 10 8	   797		 11,030		SH	Shared-Defined	  0			  11,030
Hess Corporation		COM		 42809H 10 7	 1,352		 25,250		SH	Shared-Defined	  0			  25,520
Home Depot Inc			COM		 437076 10 2	 3,674	         59,397		SH	Shared-Defined	  0		          59,397
Johnson & Johnson		COM		 478160 10 4	 1,005		 14,336		SH	Shared-Defined    0			  14,336
JPMorgan Chase 			COM		 46625H 10 0	   532		 12,100		SH	Shared-Defined    0			  12,100
Lazard Ltd			SHS A		 G54050 10 2	 1,814	         60,785		SH	Shared-Defined	  0		          60,785
Market Vectors       Gold Miner ETF		 57060U 10 0	 3,480	         75,018		SH	Shared-Defined	  0		          75,018
Marsh & McLennan		COM		 571748 10 2    27,413	        795,277		SH	Shared-Defined	  0		         795,277
Mastercard Inc US$0.0001	CL A		 57636Q 10 4	17,440	         35,500		SH	Shared-Defined	  0		          35,500
McDonald's Corporation		COM		 580135 10 1	10,809	        122,533		SH	Shared-Defined	  0		         122,533
Mead Johnson Nutrition		COM		 582839 10 6	 1,127		 17,100		SH	Shared-Defined    0   			  17,100
Merck & Co Inc			COM		 58933Y 10 5	   665		 16,240		SH	Shared-Defined    0			  16,240
Metlife Inc			COM		 59156R 10 8	 1,990	         60,400		SH	Shared-Defined	  0		          60,400
Microsoft Corporation		COM		 594918 10 4	58,327	      2,182,413		SH	Shared-Defined	  0		       2,182,413
Monsanto Co New 		COM		 61166W 10 1	 2,477	         26,166		SH	Shared-Defined	  0		          26,166
National Oilwell Varco Com	COM		 637071 10 1	22,918	        335,298		SH	Shared-Defined	  0		         335,298
Northern Trust Corporation	COM		 665859 10 4	 6,195	        123,500		SH	Shared-Defined	  0		         123,500
Occidental Pete Corp Del	COM		 674599 10 5	 7,181	         93,737 	SH	Shared-Defined	  0		          93,737
Oracle Corporation		COM		 68389X 10 5	 5,290	        158,763		SH	Shared-Defined	  0		         158,763
Parker Hannifin Corporation	COM		 701094 10 4	 7,776	         91,419		SH	Shared-Defined	  0		          91,419
Pfizer Inc			COM		 717081 10 3	60,057	      2,394,667		SH	Shared-Defined	  0		       2,394,667
Philip Morris Intl Inc  	COM		 718172 10 9	10,497	        125,507		SH	Shared-Defined	  0		         125,507
Pitney Bowes Inc		COM		 724479 10 0	   397		 35,600		SH	Shared-Defined    0			  35,600
Praxair Inc			COM		 74005P 10 4	29,629	        270,706		SH	Shared-Defined	  0		         270,706
Procter & Gamble Co		COM		 742718 10 9	 1,074		 15,820		SH	Shared-Defined    0			  15,820
Qualcomm Inc			COM		 747525 10 3	37,436          605,181		SH	Shared-Defined	  0		         605,181
Reynolds American		COM		 761713 10 6	27,192	        656,340		SH	Shared-Defined	  0		         656,340
Ryanair Hldgs Plc		SPONSORED ADR	 783513 10 4	 7,359	        214,671		SH	Shared-Defined	  0		         214,671
Salesforce com Inc		COM		 79466L 30 2	25,264	        150,290		SH	Shared-Defined	  0		         150,290
Schlumberger Ltd		COM		 806857 10 8	 9,106	        131,406		SH	Shared-Defined	  0		         131,406
Soufun Holdings Ltd ADR		ADR		 836034 10 8	 2,418		 96,700		SH	Shared-Defined    0			  96,700
Time Warner Inc Com New 	COM		 887317 30 3	35,173	        735,371		SH	Shared-Defined	  0	 	         735,731
Union Pac Corp          	COM		 907818 10 8	45,069	        358,484		SH	Shared-Defined	  0		         358,484
United Technologies Corp	COM		 913017 10 9	16,680	        203,391		SH	Shared-Defined	  0		         203,391
Verizon Communications Inc	COM		 92343V 10 4 	 2,205	         50,970		SH	Shared-Defined	  0		          50,970
Walt Disney Company Disney	COM		 254687 10 6	 1,165		 23,400		SH	Shared-Defined    0			  23,400
Wells Fargo & Co New		COM		 949746 10 1	25,302	        740,243		SH	Shared-Defined 	  0		         740,243
WEX Inc				COM		 96208T 10 4	 3,339		 44,300		SH	Shared-Defined    0			  44,300
Williams Cos Inc		COM		 969457 10 0	 1,136		 34,700		SH	Shared-Defined    0			  34,700
Wisconsin Energy Corp   	COM		 976657 10 6	 3,738          101,445		SH	Shared-Defined	  0		         101,445
Xylem Inc			COM		 98419M 10 0	   274		 10,100		SH	Shared-Defined    0			  10,100
Yandex N.V. 'A'			SHS Class A	 N97284 10 8	   953		 44,225		SH	Shared-Defined    0			  44,225